Asset Acquisition (Details)	1 Months Ended		12 Months Ended
	Jul. 31, 2022 USD ($)	Jul. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)
Asset Acquisition [Abstract]
Ownership percentage	100.00%	100.00%
Gross consideration	$ 5,743,331	¥ 40,000,000
Paid amount	$ 1,486,746	¥ 10,000,000
Unpaid consideration			$ 4,307,499	¥ 30,000,000
Consideration payable current			582,381
Consideration payable noncurrent			3,358,906
Interest expense			$ 71,272